Property, Plant And Equipment, Net (Schedule Of Property, Plant And Equipment) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	$ 55,627		$ 54,864
Less: Accumulated depreciation, depletion and amortization	(45,876)	[1]	(38,807)	[1]
Property, plant and equipment, net	9,751		16,057
Canadian Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	26,922		28,399
Less: Accumulated depreciation, depletion and amortization	(23,962)	[1]	(20,906)	[1]
Property, plant and equipment, net	2,960		7,493
USA Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	25,641		24,027
Less: Accumulated depreciation, depletion and amortization	(21,236)	[1]	(17,294)	[1]
Property, plant and equipment, net	4,405		6,733
Market Optimization [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	106		108
Corporate & Other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, net	2,280		1,723
Proved Properties [Member] | Canadian Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	26,024		27,259
Less: Accumulated depreciation, depletion and amortization	(23,962)	[1]	(20,906)	[1]
Property, plant and equipment, net	2,062		6,353
Proved Properties [Member] | USA Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	24,825		23,319
Less: Accumulated depreciation, depletion and amortization	(21,236)	[1]	(17,294)	[1]
Property, plant and equipment, net	3,589		6,025
Unproved Properties [Member] | Canadian Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	716		968
Property, plant and equipment, net	716		968
Unproved Properties [Member] | USA Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	579		458
Property, plant and equipment, net	579		458
Other Capitalized Property Plant and Equipment [Member] | Canadian Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	182		172
Property, plant and equipment, net	182		172
Other Capitalized Property Plant and Equipment [Member] | USA Division [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	237		250
Property, plant and equipment, net	237		250
Other Capitalized Property Plant and Equipment [Member] | Market Optimization [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	235		223
Less: Accumulated depreciation, depletion and amortization	(129)	[1]	(115)	[1]
Property, plant and equipment, net	106		108
Other Capitalized Property Plant and Equipment [Member] | Corporate & Other [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Cost	2,829		2,215
Less: Accumulated depreciation, depletion and amortization	(549)	[1]	(492)	[1]
Property, plant and equipment, net	$ 2,280		$ 1,723

[1]	Depreciation, depletion and amortization.